Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
1 2 .	Accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Accrued advertising expense	1,087,818	1,191,189
Accrued shipping and handling expenses	1,492,047	1,642,964
Amounts received on behalf of third-party merchants (Note a)	1,272,829	1,968,213
Accrued payroll and social benefits	721,182	790,406
Deposits from vendors	550,587	562,916
Income tax payables	689,275	646,677
Other tax payables (Note b)	484,103	424,699
Accrued rental expenses	86,317	80,338
Accrued administrative expenses	404,303	425,236
Refund liability (Note c)	339,821	494,796
Cash-settled share-based compensation (Note 2 4 (c))	624,689	999,055
Loan from non-controlling interests shareholders (Note d)	133,000	144,300
Payables for repurchasing of ordinary shares	167,089	—
Others	341,682	189,660

Total	8,394,742	9,560,449

Notes:

(a)
Amounts represent the cash collected on behalf of third-party merchants who sold their goods or services through the platforms and cash collected on behalf of the lessee of Shan Shan Outlets related to the consideration for goods sold in outlets.

(b)
Amounts represent VAT and related surcharges, PRC individual income tax of employees withheld by the Group, tariffs, import VAT and consumption tax pursuant to the Circular on Tax Policy for Cross-border
E-commerce
Retail Imports.

(c)
The Group offers online customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from its platforms. Accordingly, the Group estimates the expected customer merchandize returns, based on historical return
patterns, to record the revenue reversal and a corresponding refund liability which is included in accrued expenses and other current liabilities.

(d)	Balance mainly represents loans from non-controlling shareholder of Shan Shan Outlets for the outlets’ operation.